Key Management Personnel Disclosures - Summary of Number of Options Over Ordinary Shares in Parent Entity (Detail)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0
Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the fiscal year		0	2,400,060
Granted			0
Exercised			0
Other changes			(2,400,060)
Balance at end of the fiscal year Number			0
Vested and exercisable			0
Unvested			0
Dr Russell Howard [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the fiscal year		0	0
Granted			0
Exercised			0
Other changes			0
Balance at end of the fiscal year Number			0
Vested and exercisable			0
Unvested			0
Mr Pete Meyers [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the fiscal year		0	0
Granted			0
Exercised			0
Other changes			0
Balance at end of the fiscal year Number			0
Vested and exercisable			0
Unvested			0
Mr Marc Voigt [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the fiscal year		0	0
Granted			0
Exercised			0
Other changes			0
Balance at end of the fiscal year Number			0
Vested and exercisable			0
Unvested			0
Ms Deanne Miller [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the fiscal year		0	0
Granted			0
Exercised			0
Other changes			0
Balance at end of the fiscal year Number			0
Vested and exercisable			0
Unvested			0
Dr Frederic Triebel [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the fiscal year		0	2,400,060
Granted			0
Exercised			0
Other changes			(2,400,060)
Balance at end of the fiscal year Number			0
Vested and exercisable			0
Unvested			0
Mr Grant Chamberlain [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the fiscal year		0	0
Granted			0
Exercised			0
Other changes			0
Balance at end of the fiscal year Number			0
Vested and exercisable			0
Unvested			0